Maturity According to their Remaining Terms of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Schedule of financial assets and liabilities
	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh$
Cash and due from banks	2,764,884	—	—	—	2,764,884	—	—	—	—	2,764,884
Transactions in the course of collection	—	772,196	—	—	772,196	—	—	—	—	772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	175,620	243,091	637,830	1,056,541	701,848	415,817	786,500	1,904,165	2,960,706
Debt financial instruments	—	3,433,745	—	—	3,433,745	—	—	—	—	3,433,745
Others	—	257,325	—	—	257,325	—	—	—	—	257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	71,345	231,925	2,143,838	2,447,108	718,241	80,008	722,035	1,520,284	3,967,392
Equity Instruments	—	—	—	—	—	—	—	6,545	6,545	6,545
Derivative contracts financial for hedging purposes	—	—	—	15,863	15,863	443	8,052	2,719	11,214	27,077
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	35,549	14,324	4,188	54,061	—	—	—	—	54,061
Debt financial instruments	—	—	—	—	—	16,280	445,624	440,451	902,355	902,355
Loans and advances to Banks (*)	—	1,904,367	63,396	207,029	2,174,792	—	—	—	—	2,174,792
Loans to customers, net (*)	—	4,972,157	2,937,024	6,830,834	14,740,015	7,403,768	3,752,730	10,829,784	21,986,282	36,726,297
Total financial assets	2,764,884	11,622,304	3,489,760	9,839,582	27,716,530	8,840,580	4,702,231	12,788,034	26,330,845	54,047,375

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	681,792	—	—	681,792	—	—	—	—	681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	167,924	222,880	588,342	979,146	692,759	465,828	963,736	2,122,323	3,101,469
Others	—	4,355	1,916	—	6,271	—	—	—	—	6,271
Derivative contracts financial for hedging purposes	—	—	—	1,462	1,462	20,240	15,639	185,675	221,554	223,016
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	—	—	—	13,592,155	—	—	—	—	13,592,155
Saving accounts and time deposits (**)	—	9,544,041	2,962,617	1,324,088	13,830,746	113,901	5,940	655	120,496	13,951,242
Obligations by repurchase agreements and securities lending	—	216,212	52	—	216,264	—	—	—	—	216,264
Borrowings from financial institutions	—	289,675	84,391	675,089	1,049,155	4,348,521	—	—	4,348,521	5,397,676
Debt financial instruments issued
Letters of credit	—	338	364	528	1,230	744	39	364	1,147	2,377
Bonds	—	38,469	173,248	1,248,410	1,460,127	1,895,121	2,282,248	3,628,074	7,805,443	9,265,570
Other financial obligations	—	343,943	11	54	344,008	22	—	—	22	344,030
Lease liabilities	—	2,618	7,644	17,353	27,615	27,634	15,009	19,111	61,754	89,369
Debt financial instruments issued for regulatory capital purposes	—	1,153	—	117,262	118,415	20,157	12,345	859,988	892,490	1,010,905
Total financial liabilities	13,592,155	11,290,520	3,453,123	3,972,588	32,308,386	7,119,099	2,797,048	5,657,603	15,573,750	47,882,136

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$407,745 million.

	2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	3,713,734	—	—	—	3,713,734	—	—	—	—	3,713,734
Transactions in the course of collection	—	326,446	—	—	326,446	—	—	—	—	326,446
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	81,338	235,071	702,581	1,018,990	590,575	394,785	701,146	1,686,506	2,705,496
Debt financial instruments	—	3,737,942	—	—	3,737,942	—	—	—	—	3,737,942
Others	—	138,753	—	—	138,753	—	—	—	—	138,753
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	92,654	475,406	1,008,858	1,576,918	836,880	124,380	516,631	1,477,891	3,054,809
Equity Instruments	—	—	—	—	—	—	—	6,365	6,365	6,365
Derivative contracts financial for hedging purposes	—	—	—	960	960	61,035	5,681	210,126	276,842	277,802
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	37,763	14,013	12,589	64,365	—	—	—	—	64,365
Debt financial instruments	—	—	—	—	—	—	413,599	426,145	839,744	839,744
Loans and advances to Banks (*)	—	1,366,332	81,053	81,457	1,528,842	990	—	—	990	1,529,832
Loans to customers, net (*)	—	3,602,722	2,492,113	6,415,681	12,510,516	7,627,207	4,002,539	10,125,611	21,755,357	34,265,873
Total financial assets	3,713,734	9,383,950	3,297,656	8,222,126	24,617,466	9,116,687	4,940,984	11,986,024	26,043,695	50,661,161

	2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	210,479	—	—	210,479	—	—	—	—	210,479
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	34,931	226,057	712,583	973,571	644,452	399,499	755,258	1,799,209	2,772,780
Others	—	—	—	—	—	—	——	—	—	—
Derivative contracts financial for hedging purposes	—	—	—	696	696	—	—	—	—	696
Financial liabilities at amortized cost
Current accounts and other demand deposits	18,542,791	—	—	—	18,542,791	—	—	—	—	18,542,791
Saving accounts and time deposits (**)	—	6,640,986	1,748,178	234,675	8,623,839	65,552	1,906	452	67,910	8,691,749
Obligations by repurchase agreements and securities lending	—	87,667	4	7,338	95,009	—	—	—	—	95,009
Borrowings from financial institutions	—	196,093	1,259,282	18,344	1,473,719	3,388,146	—	—	3,388,146	4,861,865
Debt financial instruments issued
Letters of credit	—	526	544	1,066	2,136	1,425	185	368	1,978	4,114
Bonds	—	139,876	374,532	848,924	1,363,332	1,933,284	1,784,606	3,476,059	7,193,949	8,557,281
Other financial obligations	—	249,800	25	90	249,915	90	—	—	90	250,005
Lease liabilities	—	2,312	6,586	17,502	26,400	29,056	16,449	23,765	69,270	95,670
Debt financial instruments issued for regulatory capital purposes	—	4,227	1,390	112,859	118,476	19,979	15,854	763,201	799,034	917,510
Total financial liabilities	18,542,791	7,566,897	3,616,598	1,954,077	31,680,363	6,081,984	2,218,499	5,019,103	13,319,586	44,999,949

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$673,496 million for loans to customers and Ch$81 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$448,257 million.